Pay vs Performance Disclosure	3 Months Ended	12 Months Ended
	Sep. 28, 2024 USD ($)	Dec. 28, 2024 USD ($)	Dec. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 25, 2021 USD ($)	Dec. 26, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
Pursuant to SEC rules, the Pay versus Performance disclosure below details compensation for the Company’s CEO and average compensation for the other named executives, both as reported in the Summary Compensation Table and with certain adjustments to reflect compensation actually paid to such individuals in each of the Company’s fiscal years 2024, 2023, 2022, 2021 and 2020. The disclosure also provides information on the Company’s TSR, as well as that of the S&P 500 Health Care Index, on a cumulative basis over the same four fiscal years. The Company’s Net Income is shown for the past four fiscal years, as well as non-GAAP EPS which we consider another important performance measure. A detailed discussion of the Compensation Committee’s decisions regarding the compensation awarded to the named executives for 2024 can be found in the section of this Proxy Statement entitled “Compensation Discussion and Analysis”.
Please see Appendix A to this Proxy Statement for reconciliation of our GAAP EPS to non-GAAP EPS for 2015-2024.
Year	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO ($)(1)	Average Summary Compensation Table Total for Other Named Executives ($)(2)	Average Compensation Actually paid to Other Named Executives ($)(1)	Value of Initial Fixed $100 Investment Based on(3)		Net income available to Charles River Laboratories International Inc. common shareholders ($)	Non- GAAP EPS ($)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)
2024	13,473,609	6,386,542	3,499,578	1,645,490	123	147	10,297,000(4)	10.32
2023	14,096,924	18,903,908	3,692,047	4,767,341(5)	156	143	474,624,000	10.67
2022	13,447,872	(11,539,600)	3,298,049	(397,971)	143	140	486,226,000	11.12
2021	13,705,580	43,168,611	4,392,906	9,206,989	243	143	390,982,000	10.32
2020	13,483,411	50,018,818	2,773,587	8,856,107	166	113	364,304,000	8.13

(1)
SEC rules specify adjustments from the Summary Compensation Table totals to calculate compensation actually paid to the CEO and other named executives. These adjustments are detailed in the table below titled “Reconciliation of Summary Compensation Table Total to Compensation Actually Paid” but do not necessarily reflect cash or equity value transferred to the executive outright.

(2)
For 2020 through 2022, our named executives were: Mr. Foster, Mr. David Smith (former Chief Financial Officer), Mr. Barbo (former Corporate Executive Vice President and Chief Commercial Officer), Ms. Girshick and Mr. LaPlume. Ms. Pease became a named executive in 2022 when she assumed the role of Chief Financial Officer. For 2023, our named executive officers are: Mr. Foster, Ms. Pease, Mr. Barbo, Ms. Girshick and Mr. LaPlume. For 2024, our named executive officers are: Mr. Foster, Ms. Pease, Ms. Creamer, Ms. Girshick and Mr. LaPlume.

(3)
TSR was measured for 2020 for the period from December 27, 2019 to December 24, 2020; for 2021 for the period from December 27, 2019 to December 23, 2021; for 2022 for the period from December 27,
2019 to December 30, 2022; for 2023 for the period from January 2, 2023 to December 29, 2023; and for 2024 for the period of January 2, 2024 to December 27, 2024. The peer group is the S&P 500 Health Care Index.
(4)
The table reflects net income on a GAAP basis. On a non-GAAP basis, net income for fiscal 2024 was $532.9 million. The primary driver of the GAAP decrease was a non-cash goodwill impairment of $215.0 million in the fourth quarter of 2024 related to the Biologics Solutions reporting unit.

(5)
While this number was reported as $4,743,481 in the 2024 proxy statement, we are updating to $4,767,341 to reflect a corrected, accurate calculation.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid
The table below details the adjustments made to the total compensation paid as disclosed in the Summary Compensation to arrive at the compensation actually paid for our CEO and the average for our other named executives:
Year	Executive(s)	SCT Total	Deduct Current Year Equity Grants(1)	Deduct Change in Value of Pension or Non-qualified Deferred Compensation Earnings from SCT(1)	Add Pension Value Attributable Current Year’s Service	Add Year End Fair Value of Equity Awards Granted in Current Year(2)	Add Change in Value of Prior Years’ Grants that Remained Unvested at Year End(3)	Add Change in Value of Prior Years’ Grants that Vested in Current Year(4)	Compensation Actually Paid
2024	CEO	13,473,609	11,226,634	—	866,253	9,530,080	(5,208,815)	(1,047,952)	6,386,542
	Other Named Executives	3,499,578	2,594,656	—	—	2,233,247	(1,307,362)	(185,317)	1,645,490
(1)
These amounts were reported in the Stock Awards, Option Awards and Change in Pension Value and Non-qualified Deferred Compensation Earnings columns of our Summary Compensation Table included in our Proxy Statement in each respective year.

(2)
These values are calculated by valuing RSUs granted in the respective year with the stock price on the final trading day of that fiscal year, valuing PSUs granted in the respective year with the Monte Carlo value on the final trading day of that fiscal year plus the impact of EPS performance in the first year of the performance period and valuing options granted in the respective year with the Black-Scholes value on the final trading day of that fiscal year.

(3)
For any portion of a grant made prior to the respective year that remained unvested throughout that year, the value at the end of that year is compared to the value at the end of the prior year using the methodology described in footnote 2.

(4)
For any portion of a grant made prior to the respective year that vested in that year, the value of the vested portion as of the vest date is compared to the value at the end of the prior year using the methodology described in footnote 2.

Company Selected Measure Name		EPS
Named Executive Officers, Footnote
(2)
For 2020 through 2022, our named executives were: Mr. Foster, Mr. David Smith (former Chief Financial Officer), Mr. Barbo (former Corporate Executive Vice President and Chief Commercial Officer), Ms. Girshick and Mr. LaPlume. Ms. Pease became a named executive in 2022 when she assumed the role of Chief Financial Officer. For 2023, our named executive officers are: Mr. Foster, Ms. Pease, Mr. Barbo, Ms. Girshick and Mr. LaPlume. For 2024, our named executive officers are: Mr. Foster, Ms. Pease, Ms. Creamer, Ms. Girshick and Mr. LaPlume.

Peer Group Issuers, Footnote
(3)
TSR was measured for 2020 for the period from December 27, 2019 to December 24, 2020; for 2021 for the period from December 27, 2019 to December 23, 2021; for 2022 for the period from December 27,
2019 to December 30, 2022; for 2023 for the period from January 2, 2023 to December 29, 2023; and for 2024 for the period of January 2, 2024 to December 27, 2024. The peer group is the S&P 500 Health Care Index.

PEO Total Compensation Amount		$ 13,473,609	$ 14,096,924	$ 13,447,872	$ 13,705,580	$ 13,483,411
PEO Actually Paid Compensation Amount		$ 6,386,542	18,903,908	(11,539,600)	43,168,611	50,018,818
Adjustment To PEO Compensation, Footnote
Reconciliation of Summary Compensation Table Total to Compensation Actually Paid
The table below details the adjustments made to the total compensation paid as disclosed in the Summary Compensation to arrive at the compensation actually paid for our CEO and the average for our other named executives:
Year	Executive(s)	SCT Total	Deduct Current Year Equity Grants(1)	Deduct Change in Value of Pension or Non-qualified Deferred Compensation Earnings from SCT(1)	Add Pension Value Attributable Current Year’s Service	Add Year End Fair Value of Equity Awards Granted in Current Year(2)	Add Change in Value of Prior Years’ Grants that Remained Unvested at Year End(3)	Add Change in Value of Prior Years’ Grants that Vested in Current Year(4)	Compensation Actually Paid
2024	CEO	13,473,609	11,226,634	—	866,253	9,530,080	(5,208,815)	(1,047,952)	6,386,542
	Other Named Executives	3,499,578	2,594,656	—	—	2,233,247	(1,307,362)	(185,317)	1,645,490
(1)
These amounts were reported in the Stock Awards, Option Awards and Change in Pension Value and Non-qualified Deferred Compensation Earnings columns of our Summary Compensation Table included in our Proxy Statement in each respective year.

(2)
These values are calculated by valuing RSUs granted in the respective year with the stock price on the final trading day of that fiscal year, valuing PSUs granted in the respective year with the Monte Carlo value on the final trading day of that fiscal year plus the impact of EPS performance in the first year of the performance period and valuing options granted in the respective year with the Black-Scholes value on the final trading day of that fiscal year.

(3)
For any portion of a grant made prior to the respective year that remained unvested throughout that year, the value at the end of that year is compared to the value at the end of the prior year using the methodology described in footnote 2.

(4)
For any portion of a grant made prior to the respective year that vested in that year, the value of the vested portion as of the vest date is compared to the value at the end of the prior year using the methodology described in footnote 2.

Non-PEO NEO Average Total Compensation Amount		$ 3,499,578	3,692,047	3,298,049	4,392,906	2,773,587
Non-PEO NEO Average Compensation Actually Paid Amount		$ 1,645,490	4,767,341	(397,971)	9,206,989	8,856,107
Adjustment to Non-PEO NEO Compensation Footnote
Reconciliation of Summary Compensation Table Total to Compensation Actually Paid
The table below details the adjustments made to the total compensation paid as disclosed in the Summary Compensation to arrive at the compensation actually paid for our CEO and the average for our other named executives:
Year	Executive(s)	SCT Total	Deduct Current Year Equity Grants(1)	Deduct Change in Value of Pension or Non-qualified Deferred Compensation Earnings from SCT(1)	Add Pension Value Attributable Current Year’s Service	Add Year End Fair Value of Equity Awards Granted in Current Year(2)	Add Change in Value of Prior Years’ Grants that Remained Unvested at Year End(3)	Add Change in Value of Prior Years’ Grants that Vested in Current Year(4)	Compensation Actually Paid
2024	CEO	13,473,609	11,226,634	—	866,253	9,530,080	(5,208,815)	(1,047,952)	6,386,542
	Other Named Executives	3,499,578	2,594,656	—	—	2,233,247	(1,307,362)	(185,317)	1,645,490
(1)
These amounts were reported in the Stock Awards, Option Awards and Change in Pension Value and Non-qualified Deferred Compensation Earnings columns of our Summary Compensation Table included in our Proxy Statement in each respective year.

(2)
These values are calculated by valuing RSUs granted in the respective year with the stock price on the final trading day of that fiscal year, valuing PSUs granted in the respective year with the Monte Carlo value on the final trading day of that fiscal year plus the impact of EPS performance in the first year of the performance period and valuing options granted in the respective year with the Black-Scholes value on the final trading day of that fiscal year.

(3)
For any portion of a grant made prior to the respective year that remained unvested throughout that year, the value at the end of that year is compared to the value at the end of the prior year using the methodology described in footnote 2.

(4)
For any portion of a grant made prior to the respective year that vested in that year, the value of the vested portion as of the vest date is compared to the value at the end of the prior year using the methodology described in footnote 2.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The three measures listed below are the most important for determining compensation for our named executives. Revenue and Non-GAAP Operating Income are the main components of EICP (short-term incentive), and Non-GAAP EPS determines baseline performance of PSUs granted to our named executives (long-term incentive). For more details on the elements of our compensation program, please see “Compensation Discussion and Analysis—Compensation Elements” on pages 47-55 of this Proxy Statement.
Most Important Performance Measures
Revenue
Non-GAAP EPS
Non-GAAP Operating Income

Total Shareholder Return Amount		$ 123	156	143	243	166
Peer Group Total Shareholder Return Amount		147	143	140	143	113
Net Income (Loss)		$ 10,297,000	$ 474,624,000	$ 486,226,000	$ 390,982,000	$ 364,304,000
Company Selected Measure Amount		10.32	10.67	11.12	10.32	8.13
PEO Name		Ms. Pease
Non Gaap Net income Loss		$ 532,900,000
Goodwill, Impairment Loss	$ 215,000,000
Measure:: 1
Pay vs Performance Disclosure
Name		Revenue
Measure:: 2
Pay vs Performance Disclosure
Name		Non-GAAP EPS
Non-GAAP Measure Description
(4)
The table reflects net income on a GAAP basis. On a non-GAAP basis, net income for fiscal 2024 was $532.9 million. The primary driver of the GAAP decrease was a non-cash goodwill impairment of $215.0 million in the fourth quarter of 2024 related to the Biologics Solutions reporting unit.

Measure:: 3
Pay vs Performance Disclosure
Name		Non-GAAP Operating Income
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		866,253
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(11,226,634)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		9,530,080
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,208,815)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,047,952)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,594,656)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,233,247
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,307,362)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (185,317)